Income tax - Additional Information (Details) - USD ($) $ in Millions	1 Months Ended	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2023	Dec. 31, 2022
Current income tax expense
Unrecognized tax liability including interest and penalties	$ 0.3	$ 0.1	$ 0.3
French subsidiary
Current income tax expense
Dividends payments received		$ 2.4	$ 3.4
Net operating loss carryforward | France
Current income tax expense
Decrease in tax loss carryforwards	1.8
Decrease in tax effected amount of tax loss carryforwards	$ 0.5